Share-based Compensation - Significant Inputs to Model to Determine Weighted Average Fair Value of Stock-options Granted (Detail) - Employee 2017 EIP [Member]	12 Months Ended
Dec. 31, 2017 USD ($)
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Weighted average share price at grant date	$ 9.19
Weighted average strike price	$ 9.19
Weighted average 10-year volatility	58.00%
Dividend yield	0.00%
Weighted average 10-year risk free rate	2.35%